Related Party Transactions - Schedule of significant related party transactions, acquisition of right-of-use assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transactions
Acquisition of right-of-use assets	$ 847	$ 323	$ 620
CyberLink
Related Party Transactions
Acquisition of right-of-use assets	$ 477	$ 0	$ 530